Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest Transactions
A party-in-interest is defined under Department of Labor and ERISA regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The following qualify as a party-in-interest or party-in-interest transactions:
•Certain officers of the Company serve as Trustees of the Plan and certain officers or employees of the Company may perform administrative functions for the Plan. No officer or employee receives compensation from the Plan.
•The Plan’s assets are held by Matrix Trust Company, a Broadridge Financial Solutions, Inc. company, as the custodian of the Plan assets. The Plan assets are managed by the custodian, at the direction of the Trustees, which invests cash received, interest and dividend income, and makes distributions to participants.
•Northwest Plan Services, Inc. serves as the recordkeeper of the Plan. The recordkeeper maintains participant account detail and administers the payment of interest and principal on the participant loans.
•RBC Wealth Management serves as the investment advisor to the Plan.
•Administrative expenses including trust, recordkeeping and investment advisor fees paid to all parties-in-interest are considered parties-in-interest transactions. Total administrative expenses paid to parties-in-interest was $186,367 during the year ended December 31, 2025.
•The Plan issues loans to participants, which are secured by the balance in the participant’s accounts.
•The Plan’s investment in Heritage Financial Corporation common stock constitutes a party-in-interest transaction as the Company is a related party. The value of the Company common stock held by the Plan as of December 31, 2025 and 2024 is disclosed in Note (3) Fair Value Measurements. During the year ended December 31, 2025, the Plan purchased 26,285 shares of Heritage Financial Corporation common stock for $600,849 and sold 12,398 shares for $301,563. Total dividend income recognized by the Plan from the investment in Heritage Financial Corporation common stock was $208,642 during the year ended December 31, 2025.

EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Purchased, Number of Shares | shares	26,285
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 600,849
EBP, Investment, Sold, Number of Shares | shares	12,398
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 301,563
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 208,642